RELATED PARTY TRANSACTIONS - Subsidiaries (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Current assets	$ 9,488	$ 8,373
Cash and cash equivalents	1,344	898	$ 800
Intangible assets	28,898	17,858
Current liabilities	(15,652)	(12,609)
Revenue	21,712	20,604
Expenses	11,892	10,987
Net income for the year	6,906	1,734
Net income attributable to RCI	6,894	1,734
Net income attributable to non-controlling interest	12	0
Cash provided by operating activities	6,059	5,680
Cash flows used in investing activities	(8,212)	(4,455)
Cash flows provided by financing activities	2,599	(1,127)
Change in cash and cash equivalents	446	$ 98
Backhaul Network Services Inc.
Disclosure of subsidiaries [line items]
Current assets	738
Cash and cash equivalents	400
Long-term assets	15,227
Intangible assets	7,900
Current liabilities	(267)
Long-term liabilities	(16)
Total net assets	15,682
Revenue	823
Expenses	799
Net income for the year	24
Net income attributable to RCI	12
Net income attributable to non-controlling interest	12
Cash provided by operating activities	618
Cash flows used in investing activities	(6,642)
Cash flows provided by financing activities	6,393
Change in cash and cash equivalents	$ 369